Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Total revenue	$ 9,129,706	$ 4,747,580	$ 16,943,287
Sale of caviar products [Member]
Schedule of Revenue [Line Items]
Total revenue	1,629,706	4,747,580	12,483,195
Sale of wine [Member]
Schedule of Revenue [Line Items]
Total revenue	6,000,000		4,460,092
Sale of health supplement [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 1,500,000